Label	Element	Value
DREYFUS TREASURY SECURITIES CASH MANAGEMENT
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	ck0000843781_SupplementTextBlock	August 24, 2016 Dreyfus Treasury Securities Cash Management Supplement to Current Prospectus
Risk/Return [Heading]	rr_RiskReturnHeading	DREYFUS TREASURY SECURITIES CASH MANAGEMENT
Strategy [Heading]	rr_StrategyHeading	The following information supersedes and replaces "Fund Summary – Dreyfus Treasury Securities Cash Management – Principal Investment Strategy":
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The fund pursues its investment objective by investing only in U.S. Treasury securities (i.e., securities issued or guaranteed as to principal and interest by the U.S. government, including those with floating or variable rates of interest) and cash.  The fund is a money market fund subject to the maturity, quality, liquidity and diversification requirements of Rule 2a-7 under the Investment Company Act of 1940, as amended ("Rule 2a-7"), and seeks to maintain a stable share price of $1.00.

The fund is a "government money market fund," as that term is defined in Rule 2a-7, and as such is required to invest at least 99.5% of its total assets in securities issued or guaranteed as to principal and interest by the U.S. government or its agencies or instrumentalities, repurchase agreements collateralized solely by cash and/or government securities, and cash.  The fund normally invests at least 80% of its net assets, plus any borrowings for investment purposes, in U.S. Treasury securities (i.e., under normal circumstances, the fund will not invest more than 20% of its net assets in cash), and typically invests exclusively in U.S. Treasury securities.

The fund is managed so that income paid by the fund will be exempt from state and local taxes.  Because rules regarding the state and local taxation of dividend income can differ from state to state, investors are urged to consult their tax advisers about the taxation of the fund's dividend income in their state and locality.